Property, Plant and Equipment (Details) - Schedule of property, plant and equipment - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Mining Concessions [Member] | Cost [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance	[1]	S/ 75,893	S/ 76,135
Ending balance	[1]	75,914	75,893
Additions	[1]	21	19
Disposals	[1]		(261)
Transfers and reclassifications	[1]
Mining Concessions [Member] | Accumulated depreciation [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance	[1]	12,256	12,184
Ending balance	[1]	12,328	12,256
Additions	[1]	72	72
Disposals	[1]
Mining Concessions [Member] | Impairment [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance	[1]		42,859
Ending balance	[1]	42,859
Mining Concessions [Member] | Net book value [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance	[1]		20,778
Ending balance	[1]	20,727
Mine Development [Member] | Cost [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance	[1]	53,975	51,705
Ending balance	[1]	58,002	53,975
Additions	[1]	3,435	2,316
Disposals	[1]		(5)
Transfers and reclassifications	[1]	592	(41)
Mine Development [Member] | Accumulated depreciation [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance	[1]	10,267	10,071
Ending balance	[1]	10,484	10,267
Additions	[1]	217	196
Disposals	[1]
Mine Development [Member] | Impairment [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance	[1]		24,048
Ending balance	[1]	24,048
Mine Development [Member] | Net book value [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance	[1]		19,660
Ending balance	[1]	23,470
Land [Member] | Cost [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance		252,190	251,655
Ending balance		256,552	252,190
Additions		4,254
Disposals
Transfers and reclassifications		108	535
Land [Member] | Accumulated depreciation [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance
Ending balance
Additions
Disposals
Land [Member] | Impairment [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance	[1]
Ending balance
Land [Member] | Net book value [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance			252,190
Ending balance		256,552
Buildings And Other Construction [Member] | Cost [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance		690,542	684,338
Ending balance		693,085	690,542
Additions		(98)	535
Disposals		(7)	(307)
Transfers and reclassifications		2,648	5,976
Buildings And Other Construction [Member] | Accumulated depreciation [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance		139,857	121,196
Ending balance		158,455	139,857
Additions		18,605	18,693
Disposals		(7)	(32)
Buildings And Other Construction [Member] | Impairment [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance	[1]		13,578
Ending balance		13,578
Buildings And Other Construction [Member] | Net book value [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance			537,107
Ending balance		521,052
Machinery, Equipment And Related Spare Parts [Member] | Cost [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance		1,694,145	1,667,042
Ending balance		1,697,655	1,694,145
Additions		16,160	8,298
Disposals		(33,176)	(7,803)
Transfers and reclassifications		20,526	26,608
Machinery, Equipment And Related Spare Parts [Member] | Accumulated depreciation [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance		644,190	556,147
Ending balance		705,454	644,190
Additions		93,581	95,325
Disposals		(32,317)	(7,282)
Machinery, Equipment And Related Spare Parts [Member] | Impairment [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance	[1]		12,424
Ending balance		12,424
Machinery, Equipment And Related Spare Parts [Member] | Net book value [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance			1,037,531
Ending balance		979,777
Furniture And Accessories [Member] | Cost [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance		33,123	32,839
Ending balance		10,706	33,123
Additions		191	197
Disposals		(22,786)	(54)
Transfers and reclassifications		178	141
Furniture And Accessories [Member] | Accumulated depreciation [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance		30,049	29,380
Ending balance		7,871	30,049
Additions		589	723
Disposals		(22,767)	(54)
Furniture And Accessories [Member] | Impairment [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance	[1]		201
Ending balance		201
Furniture And Accessories [Member] | Net book value [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance			2,873
Ending balance		2,634
Transportation Units [Member] | Cost [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance		113,109	123,568
Ending balance		113,351	113,109
Additions		7,523	282
Disposals		(10,583)	(12,502)
Transfers and reclassifications		3,302	1,761
Transportation Units [Member] | Accumulated depreciation [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance		80,632	83,227
Ending balance		78,163	80,632
Additions		7,350	8,357
Disposals		(9,819)	(10,952)
Transportation Units [Member] | Impairment [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance	[1]		26
Ending balance		26
Transportation Units [Member] | Net book value [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance			32,451
Ending balance		35,162
Computer Equipment and Tools [Member] | Cost [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance		52,645	50,951
Ending balance		34,428	52,645
Additions		3,731	1,166
Disposals		(23,105)	(3)
Transfers and reclassifications		1,157	531
Computer Equipment and Tools [Member] | Accumulated depreciation [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance		42,348	38,812
Ending balance		22,456	42,348
Additions		3,198	3,537
Disposals		(23,090)	(1)
Computer Equipment and Tools [Member] | Impairment [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance	[1]		454
Ending balance		454
Computer Equipment and Tools [Member] | Net book value [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance			9,843
Ending balance		11,518
Mine Rehabilitation Costs [Member] | Cost [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance		9,290	1,515
Ending balance		9,030	9,290
Additions		(260)	7,775
Disposals
Transfers and reclassifications
Mine Rehabilitation Costs [Member] | Accumulated depreciation [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance		1,616	99
Ending balance		2,382	1,616
Additions		766	1,517
Disposals
Mine Rehabilitation Costs [Member] | Impairment [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance	[1]
Ending balance
Mine Rehabilitation Costs [Member] | Net book value [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance			7,674
Ending balance		6,648
Capitalized Interests [Member] | Cost [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance		64,904	64,904
Ending balance		65,007	64,904
Additions		103
Disposals
Transfers and reclassifications
Capitalized Interests [Member] | Accumulated depreciation [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance		7,499	5,978
Ending balance		9,021	7,499
Additions		1,522	1,521
Disposals
Capitalized Interests [Member] | Impairment [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance	[1]
Ending balance
Capitalized Interests [Member] | Net book value [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance			57,405
Ending balance		55,986
Works In Progress And Units In Transit [Member] | Cost [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance		37,731	47,449
Ending balance		62,140	37,731
Additions		53,120	30,644
Disposals		(136)	(144)
Transfers and reclassifications		(28,575)	(40,218)
Works In Progress And Units In Transit [Member] | Accumulated depreciation [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance
Ending balance
Additions
Disposals
Works In Progress And Units In Transit [Member] | Impairment [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance	[1]		735
Ending balance		735
Works In Progress And Units In Transit [Member] | Net book value [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance			36,996
Ending balance		61,405
Total [Member] | Cost [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance		3,077,547	3,052,101
Ending balance		3,075,870	3,077,547
Additions		88,180	51,232
Disposals		(89,793)	(21,079)
Transfers and reclassifications		(64)	(4,707)
Total [Member] | Accumulated depreciation [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance		968,714	857,094
Ending balance		1,006,614	968,714
Additions		125,900	129,941
Disposals		(88,000)	(18,321)
Total [Member] | Impairment [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance	[1]		94,325
Ending balance		94,325
Total [Member] | Net book value [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance			S/ 2,014,508
Ending balance		S/ 1,974,931

[1]	Mining concessions mainly include net acquisition costs of S/15,488,000 related to coal concessions acquired through a purchase option executed from 2011 to 2013. The caption also includes some concessions acquired by the Group for exploration activities related to the cement business.